CONSOLIDATED STATEMENT OF CASH FLOWS RECONCILIATION (Tables)	12 Months Ended
Jun. 30, 2019
Statement of cash flows [abstract]
Schedule of Cash Flows Reconciliation

	2019		2018		2017
Reconciliation of net loss after tax to net cash flows from operations
Loss from ordinary activities after tax	A$	(35,160,227)	A$	(16,519,155)	A$	(11,511,024)
Adjustments for non-cash items:
Depreciation		378,002		143,546		139,703
Share based payments expensed		2,779,694		1,835,157		1,587,243
Share options canceled classified as financing activities		—		62,681		—
Capital raising costs classified as financing activities		(90,000)		—		—
R&D claim accrual		179,863		(1,385,414)		—
Foreign exchange differences		(357,830)		592,385		—
Changes in assets and liabilities:
Decrease/(increase) in inventories		98,063		(118,336)		333,132
Decrease/(increase) in trade and other receivables		2,457,255		(1,980,566)		(49,040)
Increase in prepayments and other assets		(701,809)		(473,690)		(156,756)
Increase in trade and other payables		2,065,833		1,258,186		1,125,116
Increase/(decrease) in provisions		254,824		213,182		(25,898)
Increase in contract liability		610,673		—		—

Net cash used in operating activities	A$	(27,485,659)	A$	(16,372,024)	A$	(8,557,524)